CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Assets, Current [Abstract]
Cash	$ 196,883	$ 297,288
Restricted cash	696,105	698,949
Short-term investments	27,767,470	28,090,382
Accounts receivable	307,668	1,411,786
Interest receivable	238,047	156,000
Due from related parties	$ 20,567	$ 10,097
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party
Other current assets	$ 237,990	$ 86,150
Total Current Assets	37,822,151	39,921,393
Assets, Noncurrent [Abstract]
Note receivable - non-current portion	11,474,500
Right-of-use assets, operating leases, net	122,164	52,853
Property and equipment, net	4,311	4,948
Other non-current assets	269,735	0
Total Non-current Assets	11,870,710	57,801
Total Assets	49,692,861	39,979,194
Liabilities, Current [Abstract]
Operating lease liabilities - current portion	46,019	24,820
Taxes payable	655,355	732,849
Salary payable	482,701	910,675
Refund liability	212,452
Accrued liabilities and other payables	782,299	1,563,520
Due to related parties	$ 18,720	$ 1,703,421
Other Liability, Current, Related Party [Extensible Enumeration]	Related party	Related party
Total Current Liabilities	$ 3,289,531	$ 5,918,706
Liabilities, Noncurrent [Abstract]
Operating lease liabilities - non-current portion	76,145	29,867
Interest payable - non-current portion	13,753
Loan payable - non-current portion	1,082,538	140,491
Total Non-current Liabilities	1,172,436	170,358
Total Liabilities	4,461,967	6,089,064
Equity, Attributable to Parent [Abstract]
Additional paid-in capital	63,395,376	48,760,856
Accumulated deficit	(15,222,512)	(12,332,150)
Statutory reserve	316,684	316,684
Accumulated other comprehensive loss	(3,513,346)	(2,915,271)
Total TIAN RUIXIANG Holdings Ltd shareholders' equity	45,230,500	33,889,728
Non-controlling interest	394	402
Total Equity	45,230,894	33,890,130
Total Liabilities and Equity	49,692,861	39,979,194
Nonrelated party
Assets, Current [Abstract]
Note receivable - current portion	8,212,575	7,800,000
Liabilities, Current [Abstract]
Loan payable	962,660	983,421
Related party
Assets, Current [Abstract]
Note receivable - current portion	144,846	1,370,741
Due from related parties	20,567	10,097
Liabilities, Current [Abstract]
Loan payable	129,325
Due to related parties	18,720	1,703,421
Class A ordinary shares
Equity, Attributable to Parent [Abstract]
Ordinary shares	228,048	58,359
Class B ordinary shares
Equity, Attributable to Parent [Abstract]
Ordinary shares	$ 26,250	$ 1,250